Basis of Presentation and going Concern (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	May. 18, 2015	Dec. 18, 2014	Mar. 21, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 10, 2014	Feb. 14, 2014	May. 17, 2013
Basis Of Presentation And Going Concern [Line Items]
Proceeds from Issuance of Common Stock	$ 1,230	$ 3,000		$ 1,205	$ 2,013	$ 4,866	$ 2,771
Stock Issued During Period, Shares, New Issues			7,140,823
Sale of Stock, Description of Transaction	0.67
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.85					$ 0.33	$ 0.45	$ 0.60	$ 0.30	$ 0.60
Private Placement [Member]
Basis Of Presentation And Going Concern [Line Items]
Stock Issued During Period, Shares, New Issues	1,834,299